Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Operating revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
Tax and levies on operations	(1,794,004)	(1,832,975)	(1,788,998)
Operating expenses
Fuel	(88,966,304)	(97,686,799)	(105,736,173)
Maintenance	(5,001,982)	(4,606,171)	(4,393,335)
Depreciation	(22,146,316)	(21,864,903)	(20,466,423)
Labor	(14,503,290)	(13,514,752)	(11,845,280)
Service fees on transmission and transformer facilities of HIPDC	(95,894)	(95,067)	(96,721)
Purchase of electricity	(4,720,261)	(5,151,578)	(4,678,431)
Others	(20,300,072)	(16,879,425)	(10,430,998)
Total operating expenses	(155,734,119)	(159,798,695)	(157,647,361)
Profit from operations	11,918,215	12,377,731	10,114,265
Interest income	292,724	264,554	234,604
Financial expenses, net
Interest expense	(9,200,612)	(10,762,718)	(10,486,412)
Exchange gain/(loss) and bank charges, net	100,643	(210,422)	(160,899)
Total financial expenses, net	(9,099,969)	(10,973,140)	(10,647,311)
Share of profits less losses of associates and joint ventures	1,774,322	1,185,622	1,823,415
(Loss)/gain on fair value changes of financial assets/liabilities	(1,566)	36,667	726,843
Other investment (loss)/income	(109,990)	228,026	(278,669)
Profit before income tax expense	4,773,736	3,119,460	1,973,147
Income tax expense	(2,163,173)	(2,011,255)	(643,173)
Net profit	2,610,563	1,108,205	1,329,974
Items that will not be reclassified to profit or loss:
Fair value changes of other equity instrument investments	(175,984)	(61,652)	1,381
Share of other comprehensive (loss)/income of joint ventures and associates	(178,501)	367,528	(18,858)
Income tax effect	43,996	15,413	(345)
Items that may be reclassified subsequently to profit or loss
Share of other comprehensive (loss)/income of joint ventures and associates	(4,348)	1,168	(241,587)
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments arising during the year	(166,323)	264,691	(167,647)
Reclassification adjustments for losses/(gains) included in profit or loss	414,821	(119,793)	(436,846)
Exchange differences on translation of foreign operations	(862,454)	128,494	343,702
Income tax effect	(42,245)	(24,962)	101,311
Other comprehensive (loss)/income, net of tax	(971,038)	570,887	(418,889)
Total comprehensive income	1,639,525	1,679,092	911,085
Net profit attributable to:
Equity holders of the Company	2,377,851	766,345	734,435
Non-controlling interests	232,712	341,860	595,539
Net profit	2,610,563	1,108,205	1,329,974
Total comprehensive income attributable to:
Equity holders of the Company	1,599,471	1,498,013	340,101
Non-controlling interests	40,054	181,079	570,984
Total comprehensive income	¥ 1,639,525	¥ 1,679,092	¥ 911,085
Earnings per share attributable to the shareholders of the Company (expressed in RMB per share)
Basic and diluted	¥ 0.04	¥ 0.01	¥ 0.03